SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /    /
                                                                     ----


         Pre-Effective Amendment No.                                 /   /
                                     -------                          ---
         Post-Effective Amendment No.   19                            / X /
                                      ------                           ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
                                                                        ----
OF 1940


         Amendment No.   20                                            / X  /
                       ------                                           ----
                        (Check appropriate box or boxes.)


          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541

               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive,
     ----------------------------------------------------------------------
                        Suite 200, Southlake, Texas 76092
                       ----------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed  that this filing will become  effective:
/_/  immediately  upon filing pursuant to paragraph (b)
/ / on __________ pursuant to paragraph (b)
/ / 60 days after  filing  pursuant to  paragraph  (a)(1)
/_/ on (date)  pursuant toparagraph  (a)(1)
/X/ 75 days after filing  pursuant to paragraph  (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.

                              Polynous Growth Fund

Prospectus dated April __, 2001

Investment objective:  long-term capital appreciation

345 California Street, Suite 1220
San Francisco, CA 94104

(800) ___-____

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK RETURN SUMMARY...........................................................

FEES AND EXPENSES OF INVESTING IN THE FUND....................................

HOW TO BUY SHARES.............................................................

HOW TO REDEEM SHARES..........................................................

DETERMINATION OF NET ASSET VALUE..............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................

MANAGEMENT OF THE FUND........................................................

FINANCIAL HIGHLIGHTS..........................................................

FOR MORE INFORMATION................................................BACK COVER

RISK RETURN SUMMARY

Investment Objective

      The investment objective of the Polynous Growth Fund is long-term capital appreciation.

Principal Strategies

The Fund invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies. Within this market capitalization range, the Fund focuses on companies that are typically considered "growth" companies and that the Fund's advisor expects to have annual revenue growth rates between 15 percent and 30 percent.

The advisor's "Dynamic Value" investment strategy seeks to combine the opportunity for dynamic growth and potential capital appreciation available from growth stock investing with the strict valuation disciplines of "value investing." Value investing refers to a strategy that invests in stocks that are undervalued and priced at a discount relative to some static valuation parameter such as book value. With the Fund's advisor focusing on growth stocks, however, the advisor's "valuation discipline" focuses on investing in stocks that are undervalued and priced at a discount relative to a more dynamic valuation parameter such as a company's projected growth rate. The advisor believes this strategy offers the Fund a more structured and disciplined process for investing in higher growth equities.

The investment strategy is divided into two distinct processes: (1) research and
(2) portfolio management. Both have the same structure, control and discipline that may often be associated with a well-managed business. Each process is further divided into the following distinct tasks for greater structure:

The Research Process                   The Portfolio Management Process
--------------------                   --------------------------------
o Economic/Sector/Industry Analysis    o Valuation
o Initial Screening                    o Portfolio Characteristics
o Opportunity Assessment               o Buy Discipline
o Financial Assessment                 o Portfolio Monitoring
o Functional Assessment                o Sell Discipline/Portfolio Optimization
o Comprehensive Risk Assessment
o Continuing Review

The research process determines if individual companies meet the advisor's quality and growth requirements before being considered for purchase by the Fund. The portfolio management process determines and controls the actual buy and sell decisions for the Fund. Within the overall portfolio management process are policies that control how securities are valued and how the overall Fund portfolio will typically be structured as well as providing a disciplined process by which buy and sell decisions are made.

Buy and sell decisions are determined by the advisor's projected capital appreciation for individual companies. The buy discipline requires minimum projected capital appreciation of 20 percent annually before a security can be purchased. The sell discipline requires that a security is sold when its projected annual capital appreciation reaches zero percent. The advisor's sell discipline is the main factor determining portfolio turnover. If individual stocks reach sell targets in a shorter period of time, then portfolio turnover will increase. This investment strategy may result in a high turnover of portfolio positions. High portfolio turnover, if other tax management strategies are not employed, may also result in the Fund producing a high level of short-term gains for tax purposes.

The overall "Dynamic Value" strategy is intended to result in both high levels of knowledge about a company before it is considered for the Fund's portfolio and high capital appreciation prospects for the companies which satisfy the buy discipline. The overall strategy also considers risk management to be of equal importance as stock selection. Risk management is of primary importance due to the higher risks of investing in small-capitalization and mid-capitalization equity securities. The Fund's advisor believes that company operating risk is managed by a having greater knowledge about the Fund's portfolio companies and that stock valuation risk is managed by having less expensive companies in the Fund's portfolio than might be typical for a growth stock portfolio.

Principal Risks

o    Equity Security Risk.  Equity  securities do not have  guaranteed  rates of return.
o Stock Market Risk. Movements in the market will affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. The value of an individual company can be more volatile than the market as a whole.
o Small or New Companies. Small or newly public companies may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition, or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, and less depth of management. The earnings and prospects of small companies are more volatile than large companies, and small companies may experience higher failure rates than do large companies.
o Less Liquid Trading Markets. Small-capitalization and mid-capitalization companies have less liquid trading markets than do large-capitalization companies. A less liquid trading market can magnify the volatility of a company's stock price.
o Stock Selection Risk. The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing in value.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o Management. The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the advisor's projections about the prospects for individual companies are incorrect, such errors in judgment by the advisor may result in significant losses in individual securities, which can then also result in possible losses for the overall Fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology and consumer services (retail) companies, and weakness in either sector could result in significant losses to the Fund. Technology companies can be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Retail companies can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund may not be appropriate for use as a complete investment program. o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be appropriate for investors who seek capital appreciation and are able to accept short-term fluctuations in return for the potential of greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach should not invest in this Fund.

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Past Performance

The bar chart and performance table show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On ______, 2001, the Fund acquired the assets and liabilities of another mutual fund (the Polynous Growth Fund, a series of the Polynous Trust) in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown. The table shows how the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

                               [BAR CHART OMMITED]

    18.51%                -12.29%         -18.33%                 0.11%
 ------------------- ----------------- ------------------ -----------------
    1997                  1998              1999                   2000

During the period shown, the highest return for a quarter was 16.07% (Q4, 1998); and the lowest return was -26.37% (Q3, 1998).

             (Average annual total returns as of December 31, 2000)

                                    3 Year          1 Year          Since
                                                                  Inception*
 =============================== ============== =============== ===============
 Polynous Growth Fund               -11.86%         -4.39%          -3.35%
 Russell 2000 Index                  4.65%          -3.02%          11.57%

* August 12, 1996.


                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases 1            4.50%
Maximum Deferred Sales Charge (Load)                          NONE
Redemption Fee 2                                              NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                1.00%
Distribution and/or Service (12b-1) Fees                      0.25%
Other Expenses    3                                           ____%
Total Annual Fund Operating Expenses                          ____%

1 Reduced for purchases of $50,000 and over.

2 [Shareholders redeeming shares by wire transfer will be charged a $9.00 fee for each wire redemption.]

3 Other expenses are estimated for the Fund's first fiscal year. [The advisor has voluntarily agreed to waive all or a portion of its management fees in order to keep the Fund's total annual operating expenses at 1.90%. The advisor may terminate the voluntary waiver on 60 days' notice. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limitations. With the cap, estimated operating expenses would be:

Management Fees                                              0.00%
Distributions Fees                                           0.25%
Other Expenses                                               1.65%
----------------------------------------------------------------------
Net Annual Fund Operating Expenses                           1.90%]
Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year              3 Years
                         ------              -------
                        $                   $


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $2,500 ($1,000 for IRAs and other qualified retirement accounts, $500 for UGMA or UTMA) and minimum subsequent investments are $100. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail- To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o    a check (subject to the minimum amounts) made payable to the Fund.


Mail the application and check to:
U.S. Mail: Polynous Growth Fund                  Overnight: Polynous Growth Fund
           P.O. Box 6110                                    c/o Unified Fund Services, Inc.
           Indianapolis, Indiana  46206-6110                431 North Pennsylvania Street
                                                            Indianapolis, Indiana  46204


         By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (888) 837-2588 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Polynous Growth Fund
         D.D.A.#_______________
         For Further Credit:
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)

         You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address for your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

-your name                         -the name of your account(s)
-your account number(s)            -a check made payable to Polynous Growth Fund

Checks should be sent to the Polynous Growth Fund at the address listed above. A bank wire should be sent as outlined above.

Sales Loads

         Shares of the Fund are purchased at the public offering price. The public offering price for the Fund's shares is the next determined net asset value ("NAV") plus a sales load as shown in the following table.


============================================= ================================================ ================================
                                                       Sales Load as of % of:
            Amount of Investment                Public                           Net           Dealer Reallowance as % of
                                                Offering                        Amount         Public Offering Price
                                                 Price                         Invested
============================================= ================================================ ================================
Less than $50,000                               4.50%                            4.71%                  ____%
$50,000 but less than $100,000                  4.00%                            4.17%                  ____%
$100,000 but less than $250,000                 3.00%                            3.09%                  ____%
$250,000 but less than $500,000                 2.00%                            2.04%                  ____%
$500,000 or more*                               0.00%                            0.00%                  ____%

============================================= ================================================ ================================


* There is no initial sales charge on purchases of Class A Shares of $500,000 or more; however, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with Polynous Securities, LLC, the Fund's principal underwriter, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. [Redemption of shares of the Polynous Money Market Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemption of shares of the Polynous Money Market Portfolio if the redeemed shares were exchanged from the Fund.] No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Fund's underwriter receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

         Purchases Without a Sales Charge. The persons described below may purchase and redeem shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Fund's transfer agent as to which conditions apply.

o any financial advisor regulated by federal or state governmental authority when the advisor is purchasing shares for its own account or for an account for which the advisor is authorized to make investment decisions (i.e., a discretionary account).
o trustees, officers and employees of the Fund, the advisor, and the Fund's underwriter (including members of their immediate families and their retirement plans).
o    trustees, officers and employees of the Fund's service providers.
o customers, clients or accounts of the advisor or other investment advisors or financial planners who charge a fee for their services.
o retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund.
o qualified employee benefits plans created under Sections 401, or 457 of the Internal Revenue Code (but not IRAs or SEPs).
o    any non-profit institution investing $1 million or more.
o investors purchasing shares of the Fund with redemption proceeds from other mutual funds, on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.
o registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the Fund's underwriter.

         In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund's distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

         Right of Accumulation. You may buy shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund you then hold and applying the sales charge applicable to the aggregate. In order to obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes all purchases of shares of the Fund over the 13 month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact the Fund's transfer agent to obtain a Letter of Intent application.

Distribution Plan

         The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and service fees for the sale and distribution of its shares. Under the plan, the Fund will pay an annual fee of 0.25% of the average daily net assets of the Fund to the Fund's underwriter to make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Fund or provide services to the Fund, pursuant to service agreements with the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

[Exchange Privilege?]

                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             Ameriprime Advisors Trust
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46206-6110

         "Proper order" means your request for a redemption must include:
o the Fund name and account number,
o account name(s) and address,
o the dollar amount or number of shares you wish to redeem.

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days that the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

         The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes

         In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

     Polynous Capital Management, Inc., 345 California Street, Suit 1220, San Francisco, California 94104, serves as investment advisor to the Fund. Polynous Capital Management, Inc. was founded in May 1996. In addition to the Fund, Polynous manages separate accounts for institutional investors and private individuals. As of December 31, 2000, the Advisor had approximately $__ million of assets under management, including investment company assets of approximately $__ million.

     Kevin L. Wenck has been primarily responsible for the day to day management of the Fund since its inception. Mr. Wenck's experience before founding Polynous Capital Management, Inc. in May 1996 includes five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996 and subsequently acquired by AIM Management in 1998) included portfolio manager for the G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. Mr. Wenck also spent three years managing small-cap growth stock portfolios with Matuschka & Co.

     Mr. Wenck earned an M.B.A. degree in 1985 from Amos Tuck School of Business Administration at Dartmouth College and was awarded his C.F.A. designation in 1986. Mr. Wenck also received a B.A degree in Philosophy and Classical Literature from Marlboro College in 1981.

     The advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

FINANCIAL HIGHLIGHTS

The information in the following table represents the audited information of the Fund's predecessor (the Polynous Growth Fund, a series of the Polynous Trust), which was audited by the predecessor fund's independent auditors. Certain information reflects financial results for a single fund share. The total returns represent the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The annual report of the predecessor fund for the most recent fiscal year includes a discussion of the predecessor fund's performance. It is available from the Fund upon request and without charge.

------------------------------------------------ ----------------- ------------------ ------------------ -------------------
                                                                                                             For the Period

                                                     For the Year       For the Year       For the Year    August 12, 1996*
                                                   Ended July 31,     Ended July 31,     Ended July 31,    through July 31,
                                                             2000               1999               1998                1997
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Net Asset Value, beginning of period                      $ 10.79            $ 12.85             $14.35              $12.00
                                                          -------            -------             ------              ------
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Income from investment operations:
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Net Investment Income2                                    (0.12)             (0.18)             (0.21)               0.96
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Net realized and unrealized gain on                       (1.47)             (1.01)              0.07                1.41
    investments                                            ------             ------               ----                ----
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Total from investment operations                          (1.59)             (1.19)             (0.14)               2.37
                                                           ------             ------             ------                ----
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Less Distributions
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Net Investment Income                                      0.00               0.00              (0.88)               0.00
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Distributions from net capital gains                      (0.00)             (0.87)             (0.48)              (0.02)
                                                            ------             ------             ------              ------
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Total Distributions                                         (0.00)             (0.87)             (1.36)              (0.02)
                                                            ------             ------             ------              ------
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Net Asset Value, end of period                              $9.20             $10.79              $12.85             $14.35
                                                            =====             ======              ======              ======
------------------------------------------------ ----------------- ------------------ ------------------ -------------------

------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Total Return ^                                           (14.74%)            (8.34%)            (1.33%)             20.53%1
------------------------------------------------ ----------------- ------------------ ------------------ -------------------

------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Ratios/Supplemental Data
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Net Assets, end of period (in 000's)                       $7,593            $16,702            $27,124             $22,509
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Ratio of expenses to average net assets:
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Before expense reimbursement                              4.09%              2.41%              2.19%              2.73%1
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  After expense reimbursement                               1.90%              1.90%             1.99%2              2.00%1
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Ratio of net investment income to average net
assets:
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  Before expense reimbursement                            (3.14%)            (1.93%)            (1.22%)              9.44%1
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
  After expense reimbursement                             (0.95%)            (1.42%)            (1.02%)             10.17%1
------------------------------------------------ ----------------- ------------------ ------------------ -------------------
Portfolio turnover rate                                   261.88%            102.53%            140.15%             925.07%
------------------------------------------------ ----------------- ------------------ ------------------ -------------------

*  Commencement of investment operations.
^  Total return calculation does not reflect sales load.
1  Annualized.
2 Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.

FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Fund at 800 __-____ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                              POLYNOUS GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April __, 2001

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Polynous Growth Fund dated April__, 2001. This SAI incorporates by reference to the Annual Report to Shareholders of the Fund's predecessor (the Polynous Growth Fund, a series of the Polynous Trust) for the fiscal year ended July 31, 2000 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling 1-800-________.


TABLE OF CONTENTS                                                       PAGE

DESCRIPTION OF THE TRUST AND THE FUND

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS

INVESTMENT LIMITATIONS

THE INVESTMENT ADVISOR

TRUSTEES AND OFFICERS

PORTFOLIO TRANSACTIONS AND BROKERAGE

DISTRIBUTION PLAN

DETERMINATION OF SHARE PRICE

INVESTMENT PERFORMANCE

CUSTODIAN

FUND SERVICES

ACCOUNTANTS

DISTRIBUTOR

FINANCIAL STATEMENTS

DESCRIPTION OF THE TRUST AND THE FUND

         The Polynous Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on __________, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Polynous Capital Management, Inc. (the "Advisor").

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated and will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         As of ________________, 2001, the following persons may be deemed to own, beneficially or of record, five percent (5%) or more of the Fund:
___________________.  As of  _______________,  2001,  the  officers and Trustees owned, as a group, [less than one percent (1%)] of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

The following supplements the information contained in the Prospectuses for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

Equity Securities: Equity securities in which the Fund may invest include common stocks and preferred stocks.

Private Placements: The Fund may invest up to 5% of its total assets, at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to, private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.

Illiquid Securities: The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor pursuant to guidelines reviewed by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Covered Call Options: The Fund will write call options on equity securities only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, has available liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

U.S. Government Securities: The Fund may invest in securities issued by the U.S. Government or by an agency of the U.S. government ("U.S. Government Obligations"). Such securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation (FHLMC), are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Repurchase Agreements: Although the Fund has no current intention of employing repurchase agreements in its investment program, it may in the future choose to do so and such change will be noted in the Prospectus. The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Convertible Securities: The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Other Investments: Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT LIMITATIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE","INVESTMENT POLICIES AND STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

4. make loans, except if collateral values are continuously maintained at no less than 100% by "marking to market" daily and through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

6. purchase or sell real property, including real estate limited partnership interests, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, other financial contracts or derivative instruments;

The following investment limitations are not fundamental and may be changed without shareholder approval:

1. The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3. The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

4. The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

5. The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

6. The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Polynous Capital Management, Inc., 345 California Street, Suite 1220, San Francisco, California 94104 (the "Advisor"). Kevin L. Wenck may be deemed to control the Advisor due to his share of the ownership of the Advisor.

         For providing investment advisory services, the Fund pays Polynous Capital Management a monthly fee at the annual rate of 1.00%, based on the Fund's average daily net assets before any fee waiver. [The Advisor has voluntarily undertaken to reduce some, or all, of its management fee and to reimburse expenses to keep total annual operating expenses at or below 1.90%. Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the Advisor upon 60 days notice. Any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with applicable expense limitations.]

         Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Fund. The Advisory Agreement terminates automatically in the event of its assignment.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by a Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing  Director  of  Unified  Fund  Services,   Inc.,  the  Fund's
1793 Kingswood Drive                 Secretary and    transfer  agent,  fund  accountant and  administrator,  since October
Suite 200                            Trustee          2000.  President,  Treasurer and  Secretary of  AmeriPrime  Financial
Southlake, Texas  76092                               Services,  Inc.,  a fund  administrator,  (which  merged with Unified
Year of Birth:  1958                                  Fund  Services,  Inc.) from 1994  through  October  2000.  President,
                                                      Treasurer and Secretary of   AmeriPrime       Financial Securities,
                                                      Inc.,   the  Fund's  distributor,  from 1994   through  November 2000;
                                                      President    and Trustee   of    AmeriPrime Advisors     Trust    and
                                                      AmeriPrime       Insurance    Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant  Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for CMS Hartzell, a manufacturer,  from April 2000 to
5016 Cedar River Tr.                                  present.  Account  Manager for Clarion  Technologies,  a manufacturer
Fort Worth, Texas  76137                              of automotive,  heavy truck,  and consumer goods,  from 1996 to April
Year of Birth:  1964                                  2000.  From 1986 to 1996, an engineer for Sicor, a  telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various  positions  with Texas  Instruments,  a  technology  company,
8505 Forest Lane                                      since   1995,   including   the   following:   Program   Manager  for
MS 8672                                               Semi-Conductor   Business  Opportunity  Management  System,  1998  to
Dallas, Texas 75243                                   present;   Development  Manager  for  web-based  interface,  1999  to
Year of Birth:  1962                                  present;  Systems  Manager for  Semi-Conductor  Business  Opportunity
                                                      Management System, 1997 to 1998;  Development Manageror Acquisition
                                                      Manager,  1996-1997; Operations   Manager   for Procurement  Systems,
                                                      1994-1997.

==================================== ================ ======================================================================


         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

========================= ====================== ==============================
                                Aggregate               Total Compensation
                              Compensation            from Trust (the Trust is
Name                           From Trust              not in a Fund Complex)
------------------------- ----------------------- ------------------------------
Kenneth D. Trumpfheller              0                           0
------------------------- ----------------------- ------------------------------
Mark W. Muller                    $______                    $_____
------------------------- ----------------------- ------------------------------
Richard J. Wright                 $______                    $_____
========================= ======================= ==============================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions for the Fund, the Advisor uses its best efforts to ensure that the best available price and most favorable execution are obtained. In evaluating price and execution, the Advisor takes into account factors such as the applicable brokerage commission or dealer spread, execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best available price and most favorable execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         [Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.]

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor.

DISTRIBUTION PLAN

         Shares of the Fund are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to reimburse the Fund's distributor, Polynous Securities, LLC (the "Distributor"), for expenses in distributing shares and promoting sales of the Fund. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Fund intends to operate the Distribution Plan in accordance with its terms and pursuant to the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund.

         The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees or by vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days', nor less than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Trustees. The Plan will automatically terminate in the event of its assignment. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern Time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 P(1+T)n=ERV

      Where:          P = a hypothetical $1,000 initial investment
                      T = average annual total return
                      n = number of years
                    ERV = ending  redeemable  value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total return of the Fund's predecessor (the Polynous Growth Fund, a series of the Polynous Trust) for the fiscal year ended July 31, 2000 was -18.57%.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

          In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the first fiscal year. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Polynous Securities, LLC, 345 California Street, Suite 1220, San Francisco, California 94104 serves as the Fund's distributor (the "Distributor"). The Distributor is considered an affiliated company, as defined in the Investment Company Act of 1940, as amended, of the Advisor because both are deemed to be under the common control of Kevin Wenck due to his ownership interest in each company. The Distributor serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares. [ The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.]

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Fund's predecessor (the Polynous Growth Fund, a series of the Polynous Trust) for the fiscal year ended July 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-___-____.

PART C.           OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iii)Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iv) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
     Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

(i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii)Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii)Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix) Advisory  Agreement  for the  Monteagle  Value Fund,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
     incorporated by reference.

(x)  Advisory  Agreement for the Monteagle Large Cap Fund, which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
     incorporated by reference.

(xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(xii)Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiv)Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
     Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvi)Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


(xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange New Economy Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xxi)Registrant's Management Agreement with Capital Cities Asset Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xxii)  Registrant's   Proposed  Management   Agreement  with  Polynous  Capital
     Management, Inc. for the Polynous Growth Fund is filed herewith.


(e)      Underwriting Contracts.


(i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc. is filed herewith.

(ii) Registrant's Proposed Underwriting Agreement with Polynous Securities, LLC is filed herewith.

(iii) Registrant's form of Dealer Agreement is filed herewith.


(f)      Bonus or Profit Sharing Contracts.  None.

(g)      Custodian Agreements.

(i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(ii)     Amended Appendix B to Custodian Agreement is filed herewith.


(h)      Other Material Contracts.  None.


(h) Legal Opinion. (i) Opinion and consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.


(j)      Other Opinions.

(i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.


         (ii)     Consent of Deloitte & Touche LLP is filed herewith.


(k)      Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)      Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


(iii) Proposed Form of Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds) is filed herewith.

(iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund is filed herewith.

(v) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund is filed herewith.

(vi) Proposed Rule 12b-1 Distribution Plan for the Polynous Growth Fund is filed herewith.

(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund is filed herewith.


(o)      Reserved.

(p)      Codes of Ethics.


(i)  Code  of  Ethics  of  Registrant,   its  advisers  and  Unified   Financial
     Securities,   Inc.,   which  was  filed  as  an  Exhibit  to   Registrant's
     Post-Effective Amendment No. 12, is hereby incorporated by reference.

(ii)     Code of Ethics of Polynous Securities, LLC - to be supplied.


(q)      Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(iii)Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iv) Power of Attorney for the Treasurer, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds

As of January 9, 2000, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 72.71% of the StoneRidge Equity Fund and 99.57% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.


As of January 29, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, and the Monteagle Fixed Income Fund and 99.95% of the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
     indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser. (i) Stoneridge has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

(ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

(i)  Robinson has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser. (i) Howe and Rusling has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser. (i) Fitzgerald has engaged in no other business during the past two fiscal years. (ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

(i)  AExpert has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g)  Cloud, Neff & Associates,  Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South
     Yale,   Tulsa,   Oklahoma  74135,   adviser  to  the  Cloud,  Neff  Capital
     Appreciation Fund, is a registered investment adviser.

(i) Cloud, Neff has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.

(i)  Paragon has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

(i)  Riccardi has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund, is a registered investment adviser.

(i) Interactive has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Interactive is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-59750).

(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

(i) Capital Cities has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-45494).


(l) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

(i)  Polynous has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Polynous is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-49411).


Item 27. Principal Underwriters


Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") [for each series of the Trust other than the Polynous Growth Fund]. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing Funds, Sparrow Funds, the TANAKA Funds, Inc., Threshold Advisor Funds, Inc. and The Unified Funds.


(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)  Not applicable.


Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities") Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c)  Not applicable.


Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 9TH day of February, 2001.


                                                       AmeriPrime Advisors Trust

                                                     By: /s/
                                                            Donald S. Mendelsohn
                                                                Attorney-in Fact


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                                     *By:/s/
Kenneth D. Trumpfheller,*                                  Donald S. Mendelsohn
President and Trustee                                         Attorney-in-Fact

Richard Wright,*                                        February 9, 2001
Trustee


Mark Muller,*
Trustee

Robert A. Chopyak*
Treasurer and Chief Financial Officer

                                  EXHIBIT INDEX

1.  Proposed Management Agreement for the Polynous Growth Fund...EX-99.23.d.xxii

2.  Underwriting Agreement with Unified Financial Securities, Inc. .EX-99.23.e.i

3.  Proposed Underwriting Agreement with Polynous Securities, LLC..EX-99.23.e.ii

4.  Registrant's form Dealer Agreement ...........................EX-99.23.e.iii

5.  Amended Appendix B to Custodian  Agreement.....................EX-99.23.g.ii

6.  Opinion and Consent of Counsel....................................EX-99.23.i

7.  Consent of Accountant McCurdy & Associates CPA's, Inc...........EX-99.23.j.i

8.  Consent of Accountant Deloitte & Touche LLP....................EX-99.23.j.ii

9.  Proposed Form of Distribution Plan for the iExchange Funds ...EX-99.23.m.iii

10.  Distribution Plan for the Chameleon Fund......................EX-99.23.m.iv

11.  Distribution Plan for the Master High Yield Income Fund........EX-99.23.m.v

12.  Proposed Distribution Plan for the Polynous Growth Fund.......EX-99.23.m.vi

13.  Multiple Class Plan for the Master High Yield Income Fund........EX-99.23.n